Outstanding warrants	9 Months Ended
Sep. 30, 2013
Outstanding warrants [Abstract]
Outstanding warrants

Note 13- Outstanding warrants:

At December 31, 2012, there were outstanding warrants to purchase 62,280 membership units of THE ONE GROUP at prices ranging from $22.94 to $32.00 per unit. The warrants became exercisable in 2009 through 2012 and expire at various dates through 2021.